Disontinued Operations (Carrying Amount of Assets and Liabilities Included in Discontinued Operations) (Details 1) $ in Thousands	Jul. 01, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net assets divested in the Spin-Off	$ 406,500
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	94,115
Accounts receivable, net	29,778
Other current assets	14,182
Total current assets	138,075
Property, plant and equipment, net	612,812
Goodwill, net	85,488
Indefinite-lived intangible assets, net	496,321
Amortized intangible assets, net	510
Deferred charges and other assets	22,541
Total Assets	1,355,747
Accounts payable and accrued liabilities	70,920
Income taxes payable	2,962
Deferred revenue	21,883
Short-term borrowings	2,500
Total current liabilities	98,265
Accrued compensation and related benefits	24,227
Other liabilities	57
Deferred income taxes	279,245
Long-term debt	547,500
Total Liabilities	949,294
Net assets divested in the Spin-Off	$ 406,453